Significant Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Schedule of Components of Deferred Tax Provision [Line Items]
Temporary differences related to expenses and accruals	¥ 1,087,421	$ 158,159	¥ 1,858,263
Temporary differences related to impairment on advances to suppliers	2,451,767	356,595	533,377
Temporary differences related to provision for doubtful accounts	3,077,784	447,645	1,604,986
Others	7,152,217	1,040,247	6,859,651
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	23,165,631	3,369,301	23,180,705
Startup expenses and advertising fees	608,399	88,488	12,156,135
Temporary differences related to research and development credits	1,106,956	161,000	1,047,514
Temporary differences related to equity investments	3,978,269	578,615	2,599,887
Foreign tax credits	0	0	16,070,561
Temporary differences related to provision for prepayment for equipment	5,000,000	727,220	5,000,000
Tax loss carry forwards	294,535,956	42,838,478	330,832,639
Total deferred tax assets	342,164,400	49,765,748	401,743,718
Less: Valuation allowance	(342,164,400)	(49,765,748)	(401,743,718)	$ (58,431,200)	¥ (610,100,105)
Total deferred tax assets	¥ 0	$ 0	¥ 0